Significant Accounting Policies - Product Warranties and Stock Options (Details) - Forge Nano, Inc. $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) Options	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Options	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Warranty term	1 year		1 year
Warranty expense	$ 11	$ 19	$ 52	$ 74
Warranty obligations as percentage of revenue recognized	10.00%		10.00%
Warranty liability	$ 67		$ 63	$ 152
Number of stock option plan | Options	1		1